SEGMENT REPORTING - Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT REPORTING
Total long-lived assets	¥ 3,862,975	$ 560,079	¥ 3,989,426
PRC
SEGMENT REPORTING
Total long-lived assets	¥ 3,862,975	$ 560,079	¥ 3,989,426